Note 9 - Common and Preferred Stock, Additional Paid-in Capital and Dividends	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.	Common and Preferred Stock, Additional Paid-In Capital and Dividends:

Reverse stock split: On August 10, 2020 the Company effected a 1-for-25 reverse stock split of its common stock respectively. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares and the Class B Warrants, or the number of votes of the Company’s Series D Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company's warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares, in these financial statements have been retroactively adjusted to reflect these reverse stock splits.

Series D preferred shares: On May 8, 2017, the Company issued 100,000 shares of Series D preferred shares (the “Series D shares”) to Tankers Family Inc., a company controlled by Lax Trust for one thousand dollars ($1,000) pursuant to a stock purchase agreement. The Series D shares are not convertible into common shares and each Series D share has the voting power of 1,000 common shares. The Series D shares have no dividend or distribution rights and shall expire and all outstanding Series D shares shall be redeemed by the Company for par value on the date that any financing facility with any financial institution, which contain covenants that require that any member of the family of Mr. Evangelos J. Pistiolis maintain a specific minimum ownership or voting interest (either directly and/or indirectly through companies or other entities beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of the Company's issued and outstanding common shares, respectively, are fully repaid or reach their maturity date. The Series D shares shall not be otherwise redeemable and upon any liquidation, dissolution or winding up of the Company, the Series D shares shall have a liquidation preference of $0.01 per share. Currently the SLBs with BoComm Leasing and AVIC Leasing, the Alpha Corporate Guarantee and the Navigare Lease have similar provisions that are satisfied via the existence of the Series D Shares. As a prerequisite for the Navigare Lease, Mr. Evangelos J. Pistiolis guaranteed the performance of the bareboat charters, under certain circumstances, and in exchange, the Company agreed to indemnify him for any losses suffered as a result of the guarantee provided and in addition, the Company has amended the Certificate of Designation governing the terms of the Series D Shares, to adjust the voting rights per share of Series D Shares such that during the term of the Navigare Lease, the combined voting power controlled by Mr. Evangelos J. Pistiolis and the Lax Trust does not fall below a majority of the total voting power of the Company, irrespective of any new common or preferred stock issuances, and thereby complying with a relevant covenant of the bareboat charters entered in connection with the Navigare Lease. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by the Company’s Board of Directors, including all three independent directors.

Issuance of common stock and warrants as part of the November 2019 Registered Direct Offering: On November 6, 2019, the Company entered into a placement agent agreement with Maxim Group LLC relating to the sale of the Company’s securities, or the Placement Agent Agreement. Pursuant to the Placement Agent Agreement, the Company entered into a Securities Purchase Agreement, with certain institutional investors in connection with a registered direct offering of an aggregate of 168,000 of the Company’s common shares at a public offering price of $50.00 per share, registered on the Company’s Registration Statement on Form F-3 (333-215577), or the Registered Offering. Concurrently with the Registered Offering and pursuant to the Purchase Agreement, the Company also commenced a private placement whereby the Company issued and sold class A warrants (or the “Class A Warrants”) to purchase up to 168,000 of the Company’s common shares and class B warrants (or the “Class B Warrants”) to purchase up to 168,000 of the Company’s common shares. The November 2019 Registered Direct Offering resulted in gross proceeds of $8,400 before deducting underwriting discounts, commissions and other offering expenses. The Class A Warrants and Class B Warrants were registered via a registration statement in form F1 that became effective on January 21, 2020.

During the year ended December 31, 2020, all outstanding Class A warrants (4,200,000 warrants) were exercised on a cashless basis into 67,200 of the Company’s common shares and no Class B Warrants were exercised. As of December 31, 2020 there were 4,200,000 Class B Warrants exercisable into 168,000 of the Company’s common shares with an exercise price of $1.00, that corresponded to the Class A Warrants floor price. The Class B Warrants entitled their holders to purchase 0.040 common shares upon a cash exercise. Each Class B Warrant was exercisable from the date of issuance up to May 7, 2021. No Class B Warrants were exercised in the year ended December 31, 2021.

Accounting Treatment of the Class B Warrants

As of the issuance date the fair value of the 4,200,000 Class B Warrants amounted to $0.2373 per warrant, using the Cox, Ross and Rubinstein Binomial methodology.

The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s Class B Warrants was the volatility used in the valuation model. The annualized eighteen-month daily historical volatility that has been applied in the warrant valuation at inception was 134%. A 5% increase in the volatility applied would have led to an increase of 14% in the fair value of the Class B Warrants.

The warrants issued in connection with the Company's follow-on offering provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange for cash. However, the warrants provide for a series of round down protection features that in accordance with ASU No. 2017-11 led to their classification as a liability since the settlement amount of the warrants may not equal the difference between the fair value of a fixed number of the Company shares and a fixed strike price. As a result, the fair value of the warrants was classified as a derivative liability and subsequent changes in fair value were recognized in the consolidated statements of comprehensive (loss)/income (see Note 14).

Dividends to common stock holders: No dividends were paid to common stock holders in the years ended December 31, 2019, 2020 and 2021.